Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2021
Basis of Presentation and General Information
Basis of Presentation and General Information.

1.Basis of Presentation and General Information

The accompanying consolidated financial statements include the accounts of Diana Shipping Inc., or DSI, and its wholly-owned subsidiaries (collectively, the “Company”). DSI was formed on March 8, 1999 as Diana Shipping Investment Corp. under the laws of the Republic of Liberia. In February 2005, the Company’s articles of incorporation were amended. Under the amended articles of incorporation, the Company was renamed Diana Shipping Inc. and was re-domiciled from the Republic of Liberia to the Republic of the Marshall Islands.

The Company is engaged in the ocean transportation of dry bulk cargoes worldwide through the ownership of dry bulk carrier vessels. The Company operates its own fleet through Diana Shipping Services S.A. (or “DSS”), a wholly-owned subsidiary and through Diana Wilhelmsen Management Limited, or DWM, a 50% owned joint venture (Note 4). The fees paid to DSS are eliminated in consolidation.

On April 15, 2021, the Company established OceanPal Inc., or OceanPal, with the intention to transfer to OceanPal a portion of its fleet, and distribute OceanPal’s common stock to the Company’s shareholders as a dividend (the "Spin-off"). In particular, the Company transferred to OceanPal the below subsidiaries:

(i)	Cypres Enterprises Corp., a company incorporated in the Republic of Panama on September 7, 2000, owner of the 2004 built Panamax dry bulk carrier Protefs,
(ii)	Darien Compania Armadora S.A., a company incorporated in the Republic of Panama on December 22, 1993, owner of the 2005 built Panamax dry bulk carrier Calipso and
(iii)	Marfort Navigation Company Limited, a company incorporated in the Republic of Cyprus on August 10, 2007, owner of the 2005 built Capesize dry bulk carrier Salt Lake City,

The Spin-off was concluded on November 29, 2021 and OceanPal’s shares commenced trading on November 30, 2021 on the Nasdaq Capital Market under the symbol "OP" (Note 3).

In 2020, the outbreak of the COVID-19 virus had a negative effect on the global economy and adversely impacted the international dry-bulk shipping industry into which the Company operates. Although in 2021, the dry bulk market improved significantly compared to 2020, as the situation continues to evolve, it is difficult to predict the long-term impact of the pandemic on the industry. Volatility and downturn may continue which may adversely impact our business. The Company is constantly monitoring the developing situation, as well as its charterers’ response to the market and continuously evaluates its estimates and assumptions mainly relating to the valuation of its assets.